CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Balances with banks in [Abstract]
current accounts	$ 55,258	$ 19,451
deposit accounts (with a maturity of 3 months or less at inception)	2,559	2,396
Balances with banks	57,817	21,847
Cash in hand	25	23
Cash and cash equivalents	$ 57,842	$ 21,870	$ 8,873	$ 13,519